Loans and Leases Held for Investment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans and Leases Held for Investment, Net [Abstract]
Acquired Credit Impaired Loans and Leases Provision for Loan and Lease Losses	$ 689	$ 269	$ 4,329	$ 1,093	$ 6,008	$ 8,448	$ 804
Financing Receivable, Significant Purchases					877,827	539,645
Interest Only Loans Residential					1,902,455	1,600,876
Interest Only Commercial Mortgages					$ 121,812	$ 190,878